FINANCIAL RISK MANAGEMENT	6 Months Ended
Jun. 30, 2020
Disclosure of financial risk management [Abstract]
FINANCIAL RISK MANAGEMENT
NOTE 18 - FINANCIAL RISK MANAGEMENT
The Group’s financial risk management strategy focuses on minimizing the cash flow impacts of volatility in foreign currency exchange rates, metal prices and interest rates, while maintaining the financial flexibility the Group requires in order to successfully execute the Group’s business strategy.
Due to Constellium’s capital structure and the nature of its operations, the Group is exposed to the following financial risks: (i) market risk (including foreign exchange risk, commodity price risk and interest rate risk); (ii) credit risk and (iii) liquidity and capital management risk.
18.1 Market risk
In 2016, the Group agreed with a major customer for the sale of fabricated metal products in U.S. Dollars to be supplied from a Euro functional currency entity. In line with its hedging policy, the Group entered into significant foreign exchange derivatives which match related highly probable future conversion sales by selling U.S. Dollars against Euros. The Group designated these derivatives for hedge accounting, with total nominal amount of $109 million, at June 30, 2020 ($233 million at December 31, 2019), and maturities from 2020 to 2022. In May 2020, the Group signed a new contract with the same major customer and entered into foreign exchange derivatives that were designated for hedge accounting, with total nominal amount of $255 million at June 30, 2020, maturing from 2022 to 2025.
For hedges that do not qualify for hedge accounting, any mark-to-market movements are recognized in Other gains / (losses) - net.
The table below details the effect of foreign currency derivatives in the Unaudited Interim Consolidated Income Statement and the Unaudited Interim Consolidated Statement of Comprehensive Income / (Loss):

(in millions of Euros)	Notes	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Derivatives that do not qualify for hedge accounting
Included in Other gains / (losses) - net
Realized gains on foreign currency derivatives - net	6	—	1	2	3
Unrealized (losses) / gains on foreign currency derivatives - net (A)	6	(1)	(1)	(2)	1
Derivatives that qualify for hedge accounting
Included in Revenue
Realized losses on foreign currency derivatives - net	6	(3)	(1)	(5)	(2)
Unrealized gains on foreign currency derivatives - net	6	1	—	—	—
Included in Other gains / (losses) - net
Losses reclassified from OCI as a result of hedge accounting discontinuation (B)	6	(5)	—	(5)	—
Included in Other comprehensive income / (loss)			—
Unrealized gains / (losses) on foreign currency derivatives - net		2	1	(6)	(7)
Gains reclassified from cash flow hedge reserve to the Unaudited Interim Consolidated Income Statement		3	1	6	2

(A)	Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized.

(B)
In the period ended June 30, 2020, we determined that a portion of the hedged forecasted sales for the second half of 2020 and 2021, to which hedge accounting is applied, was no longer expected to occur. As a result, the fair value of the related derivatives accumulated in equity was reclassified in the Unaudited Interim Consolidated Income Statement and generated a €5 million loss.

Translation exposures
Foreign exchange impacts related to the translation to Euro of net investments in foreign subsidiaries, and related revenues and expenses are not hedged as the Group operates in these various countries on permanent basis (except as described below).
In June 2018, the Group entered into forward contracts with nominal amount of CHF 174 million to hedge the currency risk associated with the translation of the net assets of its Swiss operations into the Group’s presentation currency. The Group designated these derivatives as a net investment hedge. The loss of the net investment hedge realized in 2019 was included in Currency translation differences within Other comprehensive income for €3 million.
18.3 Liquidity and capital risk management
The liquidity requirements of the overall Company are funded by drawing on available cash and credit facilities, while the internal management of liquidity is optimized by means of cash pooling agreements and/or intercompany loans and deposits between the Company’s operating entities and central Treasury.
At June 30, 2020, the borrowing base was $322 million for the Pan-U.S. ABL, $166 million for the U.S. DDTL , and €78 million for the French Inventory Based Facility. After the deduction of amounts drawn and letters of credit, the Group had €506 million of outstanding availability under these facilities at June 30, 2020.
At December 31, 2019, the borrowing base for the Pan-U.S. ABL and the French Inventory Based Facility were $375 million and €82 million, respectively. After the deduction of amounts drawn and letters of credit, the Group had €281 million of outstanding availability under these facilities at December 31, 2019.
At June 30, 2020, liquidity was €949 million, comprised of €378 million of cash and cash equivalents and €571 million of available undrawn facilities, including the €506 million described above.
At December 31, 2019, liquidity was €516 million, comprised of €184 million of cash and cash equivalents and €332 million of available undrawn facilities, including the €281 million described above.